Variable Interest Entity - Schedule of Aggregate Carrying Value of Vies’ Assets and Liabilities (Details) - Variable Interest Entity, Not Primary Beneficiary [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Aggregate Carrying Value of Vies’ Assets and Liabilities [Line Items]
Assets		$ 24,352
Liabilities		3,558
Net Assets/ (Liabilities)		$ 20,794